DEBT - Summary of Outstanding Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Total principal	$ 5,061,164	$ 5,219,173
Unamortized discount	(11,192)	(17,523)
Unamortized issuance costs	(21,661)	(33,104)
Total debt	5,028,311	5,168,546
Less: current portion	(58,894)	(88,309)
Total long-term debt	4,969,417	5,080,237
First Lien Term Loan (due May 2025) [Member]
Debt Instrument [Line Items]
Total principal	2,243,784	2,305,916
Zuffa First Lien Term Loan (due April 2026) [Member]
Debt Instrument [Line Items]
Total principal	2,728,766	2,759,767
Other debt (3.25%-14.50% Notes due at various dates through 2033) [Member]
Debt Instrument [Line Items]
Total principal	$ 88,614	$ 153,490